Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
June 23, 2017

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex ETF Trust (File No. 333-101625) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:
On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectus and Statement of Additional Information, each dated June 20, 2017, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 49, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-17-006575 on June 19, 2017.

If you have any additional questions or comments, please do not hesitate to contact me at 202.373.6101.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores